HELD FOR SALE - Summary (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Investment properties	$ 73,187	$ 72,610	$ 75,511
Equity accounted investments	20,442	19,719	20,764
Accounts receivable and other	1,697	1,871
Total assets	111,304	107,951
Debt obligations	55,281	54,717
Accounts payable and other liabilities	6,015	4,101
Total liabilities	69,075	66,428
Assets held for sale
Disclosure of financial assets [line items]
Investment properties	836	481
Equity accounted investments	117	102
Accounts receivable and other	12	5
Total assets	965	588	$ 387
Liabilities associated with assets held for sale
Disclosure of financial assets [line items]
Debt obligations	0	380
Accounts payable and other liabilities	4	16
Total liabilities	$ 4	$ 396